Exploration and evaluation of oil and gas reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property plant and equipment
Balance at January 1, 2022	$ 130,169	$ 125,330
Additions	27,636	15,540
Balance at December 31, 2022	153,424	130,169
Intangible assets
Opening Balance	2,986
Transfers	(9)	(12)
Closing Balance	3,042	2,986
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	3,825	4,282
Capitalised development expenditure [member]
Intangible assets
Opening Balance	2,406	2,576
Additions	147	840
Write-offs	(41)
Transfers	(16)	(1,187)
Losses on exploration expenditures written off	(364)
Translation adjustment	181	177
Closing Balance	2,313	2,406
Capitalized Acquistion Costs [Member]
Property plant and equipment
Balance at January 1, 2022	1,876	1,994
Additions	505	379
Write-offs	(8)	(545)
Transfers	(1,000)	(83)
Translation adjustment	139	131
Balance at December 31, 2022	$ 1,512	$ 1,876